REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 28, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue recognized		$ 14,156	$ 11,267
Total revenue		315,497	221,290
Construction in progress		10,900	13,600
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 130,000	6,138	4,385
Deferred revenue recognized		14,156	11,267
Total revenue		20,294	15,652
Spot Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 295,203	$ 205,638